Summary of Stock Option Activity (Detail) - Employee Stock Option $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Shares
Outstanding at December 31, 2014 | shares	2,816
Granted | shares	743
Exercised | shares	(190)
Forfeited and expired | shares	(646)
Outstanding at December 31, 2015 | shares	2,723
Expected to vest at December 31, 2015 | shares	1,281
Exercisable at December 31, 2015 | shares	1,398
Weighted-Average Exercise Price
Outstanding at December 31, 2014 | $ / shares	$ 29.51
Granted | $ / shares	23.21
Exercised | $ / shares	19.53
Forfeited and expired | $ / shares	32.10
Outstanding at December 31, 2015 | $ / shares	27.88
Expected to vest at December 31, 2015 | $ / shares	26.23
Exercisable at December 31, 2015 | $ / shares	$ 29.51
Weighted-Average Remaining Contractual Term (years)
Outstanding at December 31, 2015	2 years 9 months
Expected to vest at December 31, 2015	4 years 2 months 5 days
Exercisable at December 31, 2015	1 year 4 months 10 days
Aggregate Intrinsic Value
Outstanding at December 31, 2015 | $	$ 0.0
Expected to vest at December 31, 2015 | $	0.0
Exercisable at December 31, 2015 | $	$ 0.0